Balance Sheets (USD $)	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 17	$ 59	$ 6,207
Prepaid expenses
Total current assets	17	59	6,207
Property and equipment, net
Total assets	17	60	6,207
Current liabilities
Notes payable
Convertible bridge notes payable, net of discount of $-0- and $-0- respectively at May 31, 2013 and December 31, 2012	113,400	113,400	108,230
Accounts payable	237,500	237,500	237,500
Accrued interest	19,012	17,311	10,507
Accrued liabilities	116,020	91,020	49,290
Due to related party	630	400
Total current liabilities	486,562	459,631	405,527
Total liabilities	486,562	459,631	405,527
Stockholders' deficit
Common stock 40,000,000 $.00001 par value shares authorized 31,298,570 and 14,893,130 issued and outstanding respectively	313	149	148
Additional paid-in capital	473,570	338,710	331,211
Common stock subscribed		127,024	127,024
Deficit accumulated during the development stage	(960,428)	(925,454)	(857,703)
Total stockholders' deficit	(486,545)	(459,571)	(399,320)
Total liabilities and stockholders' deficit	$ 17	$ 60	$ 6,207